Financial instruments - Disclosure of net US dollar exposure (Details)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Assets	$ 11,758,832		$ 7,323,463
Liabilities	$ (7,823,212)		$ (8,326,354)
U.S. subsidiary [Member]
Disclosure of detailed information about financial instruments [line items]
Net U.S. dollar exposure		$ 0
U.S. dollar exposure [Member]
Disclosure of detailed information about financial instruments [line items]
Assets		2,926,334
Liabilities		(59,552)
Net U.S. dollar exposure		2,866,782
Impact to profit or loss if 5% movement in the US dollar		$ 143,339